Shareholder Report, Line Graph (Details) 194207_Prospera Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Prospera Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Prospera Income ETF NAV
Accumulated Value	$ 10,003	$ 10,014
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,996	$ 10,106